Lease (Details) - Schedule of consolidated statements of comprehensive (loss)/income	12 Months Ended
Dec. 31, 2022 USD ($)
Schedule of Consolidated Statements of Comprehensive Loss Income [Abstract]
Operating lease cost	$ 699,909